DEFERRED REVENUE	12 Months Ended
Dec. 31, 2021
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 11. DEFERRED REVENUE

Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2020	2021
Unused virtual points	$724	$702
Unamortized virtual items	226	168
Advances for pre-order items	—	10
	$950	$880

The breakage amounts recognized as revenue during the years ended December 2020 and 2021 were $51 and $62 thousand, respectively.